Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Business segment information
Net revenue:	¥ 2,344,900	¥ 2,007,000
Net interest income	1,166,734	979,452
Operating expenses	1,455,300	1,372,700
Operating profit (loss)	889,600	634,300
Fixed assets:	1,303,300
Additions of fixed assets	87,200
Depreciation	74,600
BK and TB
Business segment information
Net revenue:	1,176,100	994,600
Net interest income	1,160,000	582,300
Net fees	320,900	292,600
Other	(304,800)	119,700
Other than BK and TB
Business segment information
Net revenue:	1,168,800	1,012,400
Operating Segments | Customer Business
Business segment information
Net revenue:	1,968,900	1,703,200
Operating expenses	1,251,200	1,203,700
Operating profit (loss)	717,700	499,500
Fixed assets:	653,100
Additions of fixed assets	67,200
Depreciation	52,500
Operating Segments | BK and TB | Customer Business
Business segment information
Net revenue:	925,300	730,100
Net interest income	498,100	370,600
Net fees	359,500	319,100
Other	67,700	40,400
Operating Segments | Other than BK and TB | Customer Business
Business segment information
Net revenue:	1,043,600	973,100
Operating Segments | Digital Service Business Group | Customer Business
Business segment information
Net revenue:	371,100	372,400
Operating expenses	261,900	278,300
Operating profit (loss)	109,200	94,100
Fixed assets:	147,500
Additions of fixed assets	15,200
Depreciation	5,100
Operating Segments | Digital Service Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	126,600	132,400
Net interest income	107,700	111,700
Net fees	17,600	19,300
Other	1,300	1,400
Operating Segments | Digital Service Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	244,500	240,000
Operating Segments | Retail & Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	281,900	279,200
Operating expenses	226,500	245,500
Operating profit (loss)	55,400	33,700
Fixed assets:	199,100
Additions of fixed assets	21,000
Depreciation	11,000
Operating Segments | Retail & Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	192,700	181,800
Net interest income	90,500	82,500
Net fees	87,500	89,800
Other	14,700	9,500
Operating Segments | Retail & Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	89,200	97,400
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	346,100	265,800
Operating expenses	166,000	156,900
Operating profit (loss)	180,100	108,900
Fixed assets:	157,100
Additions of fixed assets	17,700
Depreciation	18,000
Operating Segments | Japanese Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	278,500	206,400
Net interest income	153,100	97,200
Net fees	92,400	87,200
Other	33,000	22,000
Operating Segments | Japanese Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	67,600	59,400
Operating Segments | Global Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	447,400	374,100
Operating expenses	305,000	263,900
Operating profit (loss)	142,400	110,200
Fixed assets:	1,200
Additions of fixed assets	400
Depreciation	100
Operating Segments | Global Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	27,300	900
Net interest income	27,300	900
Net fees	0	0
Other	0	0
Operating Segments | Global Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	420,100	373,200
Operating Segments | Asset Management & Investor Services Business Group | Customer Business
Business segment information
Net revenue:	177,200	176,000
Operating expenses	123,400	118,300
Operating profit (loss)	53,800	57,700
Fixed assets:	13,700
Additions of fixed assets	3,200
Depreciation	2,800
Operating Segments | Asset Management & Investor Services Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	53,000	52,700
Net interest income	5,300	4,100
Net fees	47,800	48,500
Other	(100)	100
Operating Segments | Asset Management & Investor Services Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	124,200	123,300
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	345,200	235,700
Operating expenses	168,400	140,800
Operating profit (loss)	176,800	94,900
Fixed assets:	134,500
Additions of fixed assets	9,700
Depreciation	15,500
Operating Segments | Global Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	247,200	155,900
Net interest income	114,200	74,200
Net fees	114,200	74,300
Other	18,800	7,400
Operating Segments | Global Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	98,000	79,800
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	360,600	280,800
Operating expenses	135,300	119,600
Operating profit (loss)	225,300	161,200
Fixed assets:	108,700
Additions of fixed assets	10,400
Depreciation	13,300
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	225,600	192,100
Net interest income	580,500	127,600
Net fees	(8,600)	(3,600)
Other	(346,300)	68,100
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	135,000	88,700
Other
Business segment information
Net revenue:	15,400	23,000
Operating expenses	68,800	49,400
Operating profit (loss)	(53,400)	(26,400)
Fixed assets:	541,500
Additions of fixed assets	9,600
Depreciation	8,800
Other | Subsidiaries
Business segment information
Fixed assets:	1,422,400
Other | BK and TB
Business segment information
Net revenue:	25,200	72,400
Net interest income	81,400	84,100
Net fees	(30,000)	(22,900)
Other	(26,200)	11,200
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (9,800)	¥ (49,400)